EQUITY (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	2,665,210	2,796,081
Weighted Average remaining contractual Term (in years)	2 years 10 months 20 days	3 years 25 days
Weighted average exercise price	$ 3.98	$ 3.49
Options Exercisable	1,670,974
Weighted average exercise price of Options Exercisable	$ 2.42
Ranges of Exercise Price 0.85-1.45 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	0.85
Ranges of exercise price, maximum	$ 1.45
Options outstanding	961,553
Weighted Average remaining contractual Term (in years)	6 months 25 days
Weighted average exercise price	$ 1.23
Options Exercisable	961,553
Weighted average exercise price of Options Exercisable	$ 1.23
Ranges of Exercise Price 2.08-2.7 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	2.08
Ranges of exercise price, maximum	$ 2.7
Options outstanding	293,686
Weighted Average remaining contractual Term (in years)	3 years 4 months 13 days
Weighted average exercise price	$ 2.56
Options Exercisable	293,686
Weighted average exercise price of Options Exercisable	$ 2.56
Ranges of Exercise Price 3.45-3.77 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	3.45
Ranges of exercise price, maximum	$ 3.77
Options outstanding	335,971
Weighted Average remaining contractual Term (in years)	3 years 2 months 19 days
Weighted average exercise price	$ 3.57
Options Exercisable	165,568
Weighted average exercise price of Options Exercisable	$ 3.60
Ranges of Exercise Price 4.72-4.85 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	4.72
Ranges of exercise price, maximum	$ 4.85
Options outstanding	187,000
Weighted Average remaining contractual Term (in years)	3 years 4 months 13 days
Weighted average exercise price	$ 4.74
Options Exercisable	95,500
Weighted average exercise price of Options Exercisable	$ 4.75
Ranges of Exercise Price 5.25-5.53 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	5.25
Ranges of exercise price, maximum	$ 5.53
Options outstanding	90,000
Weighted Average remaining contractual Term (in years)	4 years 22 days
Weighted average exercise price	$ 5.33
Options Exercisable	28,750
Weighted average exercise price of Options Exercisable	$ 5.37
Ranges of Exercise Price 6.27-6.92 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	6.27
Ranges of exercise price, maximum	$ 6.92
Options outstanding	130,000
Weighted Average remaining contractual Term (in years)	4 years 7 months 24 days
Weighted average exercise price	$ 6.42
Options Exercisable	33,333
Weighted average exercise price of Options Exercisable	$ 6.27
Ranges of Exercise Price 7.01-7.68 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	7.01
Ranges of exercise price, maximum	$ 7.68
Options outstanding	367,000
Weighted Average remaining contractual Term (in years)	4 years 8 months 19 days
Weighted average exercise price	$ 7.46
Options Exercisable	92,584
Weighted average exercise price of Options Exercisable	$ 7.43
Ranges of Exercise Price 8.42 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, maximum	$ 8.42
Options outstanding	300,000
Weighted Average remaining contractual Term (in years)	5 years 10 months 6 days
Weighted average exercise price	$ 8.42
Options Exercisable	0
Weighted average exercise price of Options Exercisable	$ 0